Commitments	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS

NOTE 7. COMMITMENTS

Minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms of one year or more are as follows:

Year	(In millions)

2012	$64.0
2013	46.3
2014	29.4
2015	21.4
2016	13.6
2017 and thereafter	45.3
Total minimum lease payments	$220.0

Operating leases relate primarily to office and warehouse space, and equipment for electronic data processing and transportation. The terms of these leases do not impose significant restrictions or unusual obligations, except as noted below. There were no significant capital lease obligations at year end 2011 and 2010.

On September 9, 2005, the Company completed a ten-year lease financing for a commercial facility located in Mentor, Ohio, used primarily for the headquarters and research center of its Label and Packaging Materials division. The facility consists generally of land, buildings, equipment and office furnishings. The Company leases the facility under an operating lease arrangement, which contains a residual value guarantee of $31.5 million, as well as certain obligations with respect to the refinancing of the lessor’s debt of $11.5 million (collectively, the “Guarantee”). At the end of the lease term, the Company has an option to purchase the facility at an amount equivalent to the value of the Guarantee. The Company also has an option to remarket the facility at an amount at least equivalent to the Guarantee if the value of the facility is above a certain threshold. However, if the value of the facility is below the threshold, the Company may be required to pay the lessor an amount equivalent to the residual value guarantee. During the second quarter of 2011, the Company estimated a shortfall with respect to the Guarantee and began to recognize the shortfall on a straight-line basis over the remaining lease term. The carrying amount of the shortfall was approximately $6 million at December 31, 2011 and included in “Long-term retirement benefits and other liabilities” in the Consolidated Balance Sheets.

Rent expense for operating leases, which includes maintenance and insurance costs and property taxes, was approximately $85 million in 2011, $85 million in 2010, and $86 million in 2009.

Subsequent to year end 2011, the Company entered into a 15-year lease commitment in the Netherlands for an aggregate amount of approximately $60 million. The Company expects to commence the lease in 2014.